Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Jan. 31, 2018
Registrant Name	EATON VANCE MUNICIPALS TRUST II
Central Index Key	0000914529
Amendment Flag	false
Document Creation Date	May 01, 2019
Document Effective Date	May 01, 2019
Prospectus Date	Jun. 01, 2018
Entity Inv Company Type	N-1A
Eaton Vance TABS Short-Term Municipal Bond Fund | Class A
Risk/Return:
Trading Symbol	EABSX
Eaton Vance TABS Short-Term Municipal Bond Fund | Class C
Risk/Return:
Trading Symbol	ECBSX
Eaton Vance TABS Short-Term Municipal Bond Fund | Class I
Risk/Return:
Trading Symbol	EIBSX